Cash, cash equivalents and time deposits - Summary of consolidated statements of cash flows for leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and time deposits [abstract]
Within operating cash flows	¥ 1,686	¥ 933	¥ 1,366
Within financing cash flows	47,252	41,016	38,022
Payments of lease liabilities	48,938	41,949	39,388
Lease rentals paid	¥ 48,938	¥ 41,949	¥ 39,388